Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	78 Months Ended	113 Months Ended	117 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000008290 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Bloomberg MVP Multi-factor ETF — NAV Return
Average Annual Return, Percent	10.44%	12.60%				8.10%
C000008291 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P SmallCap Momentum ETF — NAV Return
Average Annual Return, Percent	8.11%	14.66%				10.14%
C000008292 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P SmallCap Value with Momentum ETF — NAV Return
Average Annual Return, Percent	(8.07%)	17.94%				8.60%
C000008293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Biotechnology & Genome ETF — NAV Return
Average Annual Return, Percent	2.51%	3.26%				1.87%
C000008294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Food & Beverage ETF — NAV Return
Average Annual Return, Percent	0.66%	10.84%				5.57%
C000008295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Leisure and Entertainment ETF — NAV Return
Average Annual Return, Percent	8.91%	12.49%				3.40%
C000008296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Next Gen Media and Gaming ETF — NAV Return
Average Annual Return, Percent	24.72%	13.95%				7.48%
C000008297 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Next Gen Connectivity ETF — NAV Return
Average Annual Return, Percent	17.19%	13.48%				11.78%
C000008298 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Pharmaceuticals ETF — NAV Return
Average Annual Return, Percent	7.45%	6.59%				2.39%
C000008299 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Semiconductors ETF — NAV Return
Average Annual Return, Percent	(13.95%)	17.25%				18.59%
C000008300 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco AI and Next Gen Software ETF — NAV Return
Average Annual Return, Percent	(2.88%)	5.93%				12.03%
C000008303 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Dividend AchieversTM ETF — NAV Return
Average Annual Return, Percent	14.85%	14.22%				4.52%
C000008304 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dividend AchieversTM ETF — NAV Return
Average Annual Return, Percent	12.08%	12.67%				9.99%
C000008306 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Aerospace & Defense ETF — NAV Return
Average Annual Return, Percent	21.03%	18.52%				14.15%
C000008307 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Building & Construction ETF — NAV Return
Average Annual Return, Percent	1.85%	22.57%				12.19%
C000008308 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Energy Exploration & Production ETF — NAV Return
Average Annual Return, Percent	(27.01%)	23.03%				0.40%
C000008310 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Oil & Gas Services ETF — NAV Return
Average Annual Return, Percent	(26.48%)	15.54%				(11.71%)
C000008312 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Equity Dividend AchieversTM ETF — NAV Return
Average Annual Return, Percent	4.12%	11.80%				8.36%
C000008313 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dorsey Wright Utilities Momentum ETF — NAV Return
Average Annual Return, Percent	23.05%	8.68%				8.82%
C000008315 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Water Resources ETF — NAV Return
Average Annual Return, Percent	2.36%	14.22%				10.56%
C000008316 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500® Quality ETF — NAV Return
Average Annual Return, Percent	14.84%	16.24%				12.91%
C000008319 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Golden Dragon China ETF — NAV Return
Average Annual Return, Percent	14.17%	(6.12%)				(0.83%)
C000008320 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco WilderHill Clean Energy ETF — NAV Return
Average Annual Return, Percent	(21.73%)	(11.37%)				(4.01%)
C000008321 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Large Cap Growth ETF — NAV Return
Average Annual Return, Percent	17.53%	15.57%				13.23%
C000008322 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Large Cap Value ETF — NAV Return
Average Annual Return, Percent	8.00%	14.13%				8.69%
C000008323 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P MidCap Momentum ETF — NAV Return
Average Annual Return, Percent	6.78%	17.28%				14.39%
C000008324 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P MidCap Value with Momentum ETF — NAV Return
Average Annual Return, Percent	2.84%	16.70%				8.63%
C000032719 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco RAFI US 1000 ETF — NAV Return
Average Annual Return, Percent	8.46%	15.67%				10.05%
C000033024 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco NASDAQ Internet ETF — NAV Return
Average Annual Return, Percent	18.29%	8.95%				12.05%
C000035317 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dorsey Wright Energy Momentum ETF — NAV Return
Average Annual Return, Percent	(17.60%)	22.74%				(0.79%)
C000035318 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dorsey Wright Financial Momentum ETF — NAV Return
Average Annual Return, Percent	15.37%	12.54%				7.30%
C000035320 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dorsey Wright Healthcare Momentum ETF — NAV Return
Average Annual Return, Percent	(0.86%)	4.15%				7.64%
C000035321 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dorsey Wright Industrials Momentum ETF — NAV Return
Average Annual Return, Percent	4.49%	17.87%				11.83%
C000035322 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 100 Equal Weight ETF — NAV Return
Average Annual Return, Percent	12.89%	15.83%				11.89%
C000035324 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P MidCap Quality ETF — NAV Return
Average Annual Return, Percent	(5.32%)	16.68%				10.52%
C000035326 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dorsey Wright Technology Momentum ETF — NAV Return
Average Annual Return, Percent	9.36%	18.20%				15.96%
C000035327 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco BuyBack AchieversTM ETF — NAV Return
Average Annual Return, Percent	9.20%	16.50%				9.85%
C000035336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco RAFI US 1500 Small-Mid ETF — NAV Return
Average Annual Return, Percent	1.16%	13.72%				7.32%
C000035338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco MSCI Sustainable Future ETF — NAV Return
Average Annual Return, Percent	(2.08%)	1.97%				4.82%
C000035343 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dorsey Wright Basic Materials Momentum ETF — NAV Return
Average Annual Return, Percent	(4.47%)	12.87%				5.54%
C000035344 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF — NAV Return
Average Annual Return, Percent	(4.10%)	16.15%				6.96%
C000035345 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dorsey Wright Consumer Staples Momentum ETF — NAV Return
Average Annual Return, Percent	17.09%	13.81%				8.98%
C000037805 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dorsey Wright Momentum ETF — NAV Return
Average Annual Return, Percent	8.29%	10.83%				9.31%
C000037806 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Financial Preferred ETF — NAV Return
Average Annual Return, Percent	2.68%	0.50%				2.82%
C000037807 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Listed Private Equity ETF — NAV Return
Average Annual Return, Percent	9.46%	13.18%				7.22%
C000056583 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500 BuyWrite ETF — NAV Return
Average Annual Return, Percent	9.09%	9.80%				5.52%
C000101127 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500 GARP ETF — NAV Return
Average Annual Return, Percent	(2.60%)	14.81%				12.27%
C000101128 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500 Value with Momentum ETF — NAV Return
Average Annual Return, Percent	6.54%	14.49%				8.75%
C000197604 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500® Equal Weight Real Estate ETF — NAV Return
Average Annual Return, Percent	14.51%	9.43%			6.47%
C000197605 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500® Equal Weight Technology ETF — NAV Return
Average Annual Return, Percent	4.69%	14.36%				15.16%
C000197606 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500® Equal Weight Utilities ETF — NAV Return
Average Annual Return, Percent	24.85%	11.52%				9.61%
C000197607 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500® Pure Growth ETF — NAV Return
Average Annual Return, Percent	14.31%	11.59%				9.81%
C000197608 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500® Pure Value ETF — NAV Return
Average Annual Return, Percent	8.48%	16.76%				7.26%
C000197609 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500® Top 50 ETF — NAV Return
Average Annual Return, Percent	13.89%	16.82%				14.02%
C000197610 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P MidCap 400® GARP ETF — NAV Return
Average Annual Return, Percent	(10.33%)	14.83%				8.02%
C000197611 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P MidCap 400® Pure Growth ETF — NAV Return
Average Annual Return, Percent	(6.46%)	11.45%				6.18%
C000197612 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P MidCap 400® Pure Value ETF — NAV Return
Average Annual Return, Percent	0.26%	20.42%				8.69%
C000197614 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500® Equal Weight Consumer Discretionary ETF — NAV Return
Average Annual Return, Percent	4.26%	13.44%				6.37%
C000197615 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P SmallCap 600® Pure Growth ETF — NAV Return
Average Annual Return, Percent	0.47%	10.57%				5.69%
C000197616 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P SmallCap 600® Pure Value ETF — NAV Return
Average Annual Return, Percent	(5.65%)	17.84%				4.84%
C000197618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dow Jones Industrial Average Dividend ETF — NAV Return
Average Annual Return, Percent	11.91%	12.46%		11.02%
C000197620 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Zacks Mid-Cap ETF — NAV Return
Average Annual Return, Percent	5.60%	13.40%				8.59%
C000197621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Zacks Multi-Asset Income ETF — NAV Return
Average Annual Return, Percent	1.97%	13.43%				5.02%
C000197622 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Bloomberg Analyst Rating Improvers ETF — NAV Return
Average Annual Return, Percent	7.15%	15.73%				7.35%
C000197623 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P Spin-Off ETF — NAV Return
Average Annual Return, Percent	7.70%	17.17%				5.62%
C000197625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500® Equal Weight Consumer Staples ETF — NAV Return
Average Annual Return, Percent	(2.21%)	5.23%				6.01%
C000197627 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500® Equal Weight Energy ETF — NAV Return
Average Annual Return, Percent	(12.14%)	23.70%				2.23%
C000197628 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500® Equal Weight ETF — NAV Return
Average Annual Return, Percent	6.69%	13.82%				9.44%
C000197629 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500® Equal Weight Financials ETF — NAV Return
Average Annual Return, Percent	17.21%	16.86%				10.61%
C000197630 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500® Equal Weight Health Care ETF — NAV Return
Average Annual Return, Percent	(2.99%)	6.67%				7.11%
C000197631 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500® Equal Weight Industrials ETF — NAV Return
Average Annual Return, Percent	7.80%	18.52%				11.93%
C000197632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500® Equal Weight Materials ETF — NAV Return
Average Annual Return, Percent	(8.96%)	12.50%				7.69%
C000205462 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500® Equal Weight Communication Services ETF — NAV Return
Average Annual Return, Percent	27.06%	10.27%	6.31%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	12.10%	15.61%	12.96%		12.64%	12.32%
NASDAQ Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ® Composite Index
Average Annual Return, Percent	12.22%	15.32%				14.52%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index (Net)
Average Annual Return, Percent	12.57%	11.37%				5.45%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	11.40%	15.12%				11.68%
MSCI China Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index (Net)
Average Annual Return, Percent	26.13%	(0.65%)				0.50%
MSCI ACWI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	11.84%	13.07%				8.63%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)				1.54%
Blended Invesco Bloomberg MVP Multi Factor Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - Invesco Bloomberg MVP Multi-Factor Benchmark
Average Annual Return, Percent	10.79%	13.09%				8.72%
Blended S And P SmallCap 600 Momentum Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - S&P SmallCap 600® Momentum Index
Average Annual Return, Percent	8.51%	15.12%				10.43%
S And P Composite 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Index
Average Annual Return, Percent	11.12%	15.39%		12.77%		11.95%
S And P SmallCap 600 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600® Index
Average Annual Return, Percent	(1.93%)	11.42%				7.32%
Blended S And P SmallCap 600 High Momentum Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - S&P SmallCap 600® High Momentum Value Index
Average Annual Return, Percent	(7.70%)	18.40%				8.96%
Dynamic Biotech And Genome Intellidex Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Biotech & Genome Intellidex® Index
Average Annual Return, Percent	3.02%	3.85%				2.19%
S And P Composite 1500 Biotechnology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Biotechnology Index
Average Annual Return, Percent	11.03%	7.73%				6.28%
Dynamic Food And Beverage Intellidex Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Food & Beverage Intellidex® Index
Average Annual Return, Percent	1.32%	11.51%				6.22%
S And P Composite 1500 Food Beverage And Tobacco Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Food Beverage & Tobacco Index
Average Annual Return, Percent	10.39%	10.10%				7.71%
Dynamic Leisure And Entertainment Intellidex Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Leisure & Entertainment Intellidex® Index
Average Annual Return, Percent	9.51%	12.97%				4.00%
S And P Composite 1500 Hotels Restaurants And Leisure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Hotels Restaurants & Leisure Index
Average Annual Return, Percent	8.32%	14.46%				11.23%
Blended Invesco Next Gen Media and Gaming Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - Invesco Next Gen Media and Gaming Benchmark
Average Annual Return, Percent	25.43%	14.22%				7.96%
S And P Composite 1500 Media Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Media Index
Average Annual Return, Percent	3.70%	0.93%				2.41%
Blended Invesco Next Gen Connectivity Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - Invesco Next Gen Connectivity Benchmark
Average Annual Return, Percent	17.26%	13.64%				12.09%
S And P Composite 1500 Communications Equipment Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Communications Equipment Index
Average Annual Return, Percent	27.52%	14.14%				11.45%
Dynamic Pharmaceutical Intellidex Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Pharmaceutical Intellidex® Index
Average Annual Return, Percent	8.06%	7.15%				2.93%
S And P Composite 1500 Pharmaceuticals Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Pharmaceuticals Index
Average Annual Return, Percent	3.40%	10.64%				8.64%
Dynamic Semiconductor Intellidex Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Semiconductor Intellidex® Index
Average Annual Return, Percent	(13.50%)	17.90%				19.32%
S And P Composite 1500 Semiconductor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Semiconductor Index
Average Annual Return, Percent	14.00%	33.96%				26.65%
Blended Invesco AI and Next Gen Software Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - Invesco AI and Next Gen Software Benchmark
Average Annual Return, Percent	(2.51%)	6.22%				12.55%
S And P Composite 1500 Software And Services Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Software & Services Index
Average Annual Return, Percent	10.06%	15.18%				18.04%
Nasdaq International Dividend AchieversTM Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq International Dividend Achievers™ Index (Net)
Average Annual Return, Percent	14.60%	14.10%				4.55%
Nasdaq US Broad Dividend AchieversTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US Broad Dividend Achievers™ Index
Average Annual Return, Percent	12.66%	13.26%				10.56%
Russell 3000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Value Index
Average Annual Return, Percent	8.11%	12.96%				8.22%
S And P Composite 1500 Aerospace And Defense Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Aerospace & Defense Index
Average Annual Return, Percent	18.93%	15.93%				12.28%
SPADE Defense Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPADE® Defense Index
Average Annual Return, Percent	21.75%	19.14%				14.78%
Dynamic Building And Construction Intellidex Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Building & Construction Intellidex® Index
Average Annual Return, Percent	2.50%	23.30%				12.90%
S And P Composite 1500 Construction And Engineering Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Construction & Engineering Index
Average Annual Return, Percent	13.11%	34.30%				16.24%
Dynamic Energy Exploration And Production Intellidex Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Energy Exploration & Production Intellidex® Index
Average Annual Return, Percent	(26.58%)	23.77%				0.93%
S And P Composite 1500 Oil And Gas Exploration And Production Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Oil & Gas Exploration & Production Index
Average Annual Return, Percent	(18.62%)	24.37%				1.09%
Dynamic Oil Services Intellidex Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Oil Services Intellidex® Index
Average Annual Return, Percent	(26.02%)	16.71%				(10.99%)
S And P Composite 1500 Energy Equipment And Services Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Energy Equipment & Services Index
Average Annual Return, Percent	(28.41%)	15.21%				(8.50%)
Nasdaq US Dividend AchieversTM 50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US Dividend Achievers™ 50 Index
Average Annual Return, Percent	4.67%	12.39%				8.92%
Dow Jones U S Select Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Dividend Index
Average Annual Return, Percent	12.00%	14.29%				9.29%
S And P 500 Utilities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Utilities Index
Average Annual Return, Percent	21.98%	10.14%				9.60%
Dorsey Wright Utilities Technical LeadersTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dorsey Wright Utilities Technical Leaders™ Index
Average Annual Return, Percent	23.85%	9.33%				9.46%
Nasdaq OMX US Water IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq OMX US Water Index℠
Average Annual Return, Percent	2.99%	15.01%				11.28%
Blended S And P 500 Quality Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - S&P 500® Quality Index
Average Annual Return, Percent	15.05%	16.43%				13.14%
FTSE China 50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE China 50 Index
Average Annual Return, Percent	35.22%	0.43%				(0.60%)
Nasdaq Golden Dragon China IndexTM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq Golden Dragon China Index™
Average Annual Return, Percent	14.16%	(6.01%)				(0.58%)
WilderHill Clean Energy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WilderHill Clean Energy Index
Average Annual Return, Percent	(22.67%)	(12.94%)				(5.43%)
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	2.42%	7.60%				6.39%
Dynamic Large Cap Growth Intellidex Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Large Cap Growth Intellidex® Index
Average Annual Return, Percent	18.19%	16.22%				13.88%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	14.53%	17.23%				15.27%
Dynamic Large Cap Value Intellidex Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Large Cap Value Intellidex® Index
Average Annual Return, Percent	8.49%	14.78%				9.29%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	8.55%	13.00%				8.36%
S And P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Index
Average Annual Return, Percent	1.19%	13.34%				8.35%
Blended S And P MidCap 400 Momentum Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - S&P MidCap 400® Momentum Index
Average Annual Return, Percent	7.17%	17.70%				14.79%
Blended S And P MidCap 400 High Momentum Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - S&P MidCap 400® High Momentum Value Index
Average Annual Return, Percent	3.23%	17.15%				9.01%
Custom Invesco RAFI U S 1000 ETF Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco RAFI U.S. 1000 ETF Benchmark
Average Annual Return, Percent	8.86%	16.10%				10.43%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	11.94%	15.42%				12.03%
RAFITM Fundamental Select US 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RAFI™ Fundamental Select US 1000 Index
Average Annual Return, Percent
FTSE RAFITM US 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE RAFI™ US 1000 Index
Average Annual Return, Percent	8.47%	16.02%				10.39%
Nasdaq CTA Internet IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq CTA Internet Index℠
Average Annual Return, Percent	18.81%	9.55%				12.66%
Nasdaq 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100® Index
Average Annual Return, Percent	13.10%	17.75%				17.20%
Dorsey Wright Energy Technical LeadersTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dorsey Wright Energy Technical Leaders™ Index
Average Annual Return, Percent	(17.12%)	23.44%				(0.25%)
S And P 500 Energy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Energy Index
Average Annual Return, Percent	(10.81%)	21.28%				4.02%
S And P 500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Financials Index
Average Annual Return, Percent	22.82%	18.77%				11.80%
Dorsey Wright Financials Technical LeadersTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dorsey Wright Financials Technical Leaders™ Index
Average Annual Return, Percent	16.10%	13.21%				7.96%
Dorsey Wright Healthcare Technical LeadersTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dorsey Wright Healthcare Technical Leaders™ Index
Average Annual Return, Percent	(0.70%)	4.61%				8.20%
S And P 500 Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Health Care Index
Average Annual Return, Percent	1.86%	8.90%				8.88%
Dorsey Wright Industrials Technical Leaders TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dorsey Wright Industrials Technical Leaders™ Index
Average Annual Return, Percent	4.98%	18.54%				12.50%
S And P 500 Industrials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Industrials Index
Average Annual Return, Percent	9.78%	17.34%				10.84%
Blended S And P 100 Equal Weight Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - S&P 100® Equal Weight Index
Average Annual Return, Percent	13.19%	16.13%				12.18%
S And P 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 100® Index
Average Annual Return, Percent	14.38%	16.77%				13.46%
Blended S And P MidCap 400 Quality Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - S&P MidCap 400® Quality Index
Average Annual Return, Percent	(5.07%)	16.99%				10.78%
Dorsey Wright Technology Technical LeadersTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dorsey Wright Technology Technical Leaders™ Index
Average Annual Return, Percent	9.98%	18.85%				16.60%
S And P 500 Information Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Information Technology Index
Average Annual Return, Percent	13.79%	21.56%				20.56%
Nasdaq US BuyBack AchieversTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US BuyBack Achievers™ Index
Average Annual Return, Percent	9.82%	17.20%				10.51%
Custom Invesco RAFI U S 1500 Small Mid ETF Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco RAFI U.S. 1500 Small-Mid ETF Benchmark
Average Annual Return, Percent	1.42%	13.97%				7.55%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	0.87%	9.88%				6.32%
RAFITM Fundamental Select US 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RAFI™ Fundamental Select US 1500 Index
Average Annual Return, Percent
FTSE RAFITM US 1500 Mid Small Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE RAFI™ US 1500 Mid Small Index
Average Annual Return, Percent	0.85%	13.84%				7.48%
Blended MSCI Global Environment Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - MSCI Global Environment Select Index
Average Annual Return, Percent	(1.72%)	2.43%				5.39%
S And P 500 Materials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Materials Index
Average Annual Return, Percent	(3.28%)	12.36%				7.50%
Dorsey Wright Basic Materials Technical LeadersTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dorsey Wright Basic Materials Technical Leaders™ Index
Average Annual Return, Percent	(3.98%)	13.50%				6.20%
Dorsey Wright Consumer Cyclicals Technical LeadersTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dorsey Wright Consumer Cyclicals Technical Leaders™ Index
Average Annual Return, Percent	(3.56%)	16.72%				7.52%
S And P 500 Consumer Discretionary Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Consumer Discretionary Index
Average Annual Return, Percent	11.34%	11.32%				11.39%
Dorsey Wright Consumer Staples Technical LeadersTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dorsey Wright Consumer Staples Technical Leaders™ Index
Average Annual Return, Percent	17.79%	14.41%				9.61%
S And P 500 Consumer Staples Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Consumer Staples Index
Average Annual Return, Percent	14.84%	11.49%				9.10%
Dorsey Wright Technical Leaders TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dorsey Wright Technical Leaders™ Index
Average Annual Return, Percent	8.98%	11.52%				9.99%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Growth Index
Average Annual Return, Percent	14.07%	16.71%				14.72%
Blended ICE Exchange Listed Fixed Rate Financial Preferred Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index
Average Annual Return, Percent	3.14%	0.91%				3.19%
S And P U S Preferred Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Preferred Stock Index
Average Annual Return, Percent	4.60%	3.55%				3.70%
Red Rocks Global Listed Private Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Red Rocks Global Listed Private Equity Index
Average Annual Return, Percent	9.90%	14.08%				7.96%
CBOE S And P 500 BuyWrite IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BuyWrite Index℠
Average Annual Return, Percent	9.50%	10.32%				6.10%
Blended S And P 500 GARP Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - S&P 500® GARP Index
Average Annual Return, Percent	(2.23%)	15.22%				12.68%
Blended S AND P 500 High Momentum Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - S&P 500® High Momentum Value Index
Average Annual Return, Percent	6.98%	14.94%				9.17%
S And P 500 Equal Weight Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Equal Weight Real Estate Index
Average Annual Return, Percent	14.99%	9.85%			6.84%
S And P 500 Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Real Estate Index
Average Annual Return, Percent	18.35%	7.65%
S And P 500 Equal Weight Information Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Equal Weight Information Technology Index
Average Annual Return, Percent	5.07%	14.82%				15.63%
S And P 500 Equal Weight Utilities Plus Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Equal Weight Utilities Plus Index
Average Annual Return, Percent	25.43%	11.97%				10.04%
S And P 500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Growth Index
Average Annual Return, Percent	17.51%	16.05%				14.19%
S And P 500 Pure Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Pure Growth Index
Average Annual Return, Percent	14.72%	11.98%				10.20%
S And P 500 Pure Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Pure Value Index
Average Annual Return, Percent	8.83%	17.14%				7.58%
S And P 500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Value Index
Average Annual Return, Percent	5.00%	14.01%				9.55%
Blended S And P 500 Top 50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - S&P 500® Top 50 Index
Average Annual Return, Percent	14.13%	17.07%				14.24%
Blended Invesco S And P MidCap 400 GARP Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - Invesco S&P MidCap 400 GARP Benchmark
Average Annual Return, Percent	(10.03%)	15.25%				8.44%
S And P MidCap 400 Pure Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Pure Growth Index
Average Annual Return, Percent	(6.11%)	11.81%				6.50%
S and P Midcap 400 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Growth Index
Average Annual Return, Percent	(2.39%)	11.42%				8.38%
S And P MidCap 400 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Value Index
Average Annual Return, Percent	5.18%	15.07%				7.97%
S And P MidCap 400 Pure Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Pure Value Index
Average Annual Return, Percent	0.60%	20.82%				9.03%
S And P 500 Equal Weight Consumer Discretionary Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Equal Weight Consumer Discretionary Index
Average Annual Return, Percent	4.70%	13.87%				6.77%
S And P SmallCap 600 Pure Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600® Pure Growth Index
Average Annual Return, Percent	0.80%	10.92%				6.02%
S And P SmallCap 600 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600® Growth Index
Average Annual Return, Percent	(1.50%)	10.62%				7.98%
S And P SmallCap 600 Pure Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600® Pure Value Index
Average Annual Return, Percent	(5.30%)	18.26%				5.16%
S And P SmallCap 600 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600® Value Index
Average Annual Return, Percent	(2.54%)	11.96%				6.47%
Dow Jones Industrial Average Yield Weighted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average Yield Weighted Index
Average Annual Return, Percent	12.01%	12.55%		11.16%
Dow Jones Industrial Average S000060802 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average Index
Average Annual Return, Percent	9.48%	13.05%		11.66%
Zacks Mid Cap Core Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Zacks Mid-Cap Core Index
Average Annual Return, Percent	6.36%	14.21%				9.34%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Average Annual Return, Percent	7.33%	12.96%				8.81%
Zacks Multi Asset Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Zacks Multi-Asset Income Index
Average Annual Return, Percent	2.41%	13.84%				5.54%
Blended Invesco Bloomberg Analyst Rating Improvers ETF Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - Invesco Bloomberg Analyst Rating Improvers ETF Benchmark
Average Annual Return, Percent	6.92%	16.33%				8.00%
Blended S And P U S Spin Off Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - S&P U.S. Spin-Off Index
Average Annual Return, Percent	8.30%	17.87%				6.20%
S And P 500 Equal Weight Consumer Staples Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Equal Weight Consumer Staples Index
Average Annual Return, Percent	(1.82%)	5.66%				6.45%
Custom Invesco S And P 500 Equal Weight Energy ETF Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco S&P 500 Equal Weight Energy ETF Benchmark
Average Annual Return, Percent	(11.75%)	24.24%				2.60%
S And P 500 Equal Weight Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Equal Weight Index
Average Annual Return, Percent	6.91%	14.05%				9.70%
S And P 500 Equal Weight Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Equal Weight Financials Index
Average Annual Return, Percent	17.71%	17.33%				11.10%
S And P 500 Equal Weight Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Equal Weight Health Care Index
Average Annual Return, Percent	(2.60%)	7.10%				7.53%
S And P 500 Equal Weight Industrials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Equal Weight Industrials Index
Average Annual Return, Percent	8.25%	19.00%				12.37%
S And P 500 Equal Weight Materials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Equal Weight Materials Index
Average Annual Return, Percent	(8.63%)	12.91%				8.10%
S And P 500 Equal Weight Communication Services Plus Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Equal Weight Communication Services Plus Index
Average Annual Return, Percent	27.57%	10.68%	6.71%
S And P 500 Communication Services Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Communication Services Index
Average Annual Return, Percent	16.83%	14.56%	13.29%